September 11, 2013

Rajib Chanda

202-508-4671

202-383-7793 fax

rajib.chanda@ropesgray.com

VIA EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549

Re:	Managers AMG Funds

File Nos. 333-84639; 811-09521

Ladies and Gentlemen:

On behalf of Managers AMG Funds (the “Trust”) and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, accompanying this letter for filing are exhibits containing an XBRL interactive data file relating to the supplement, filed with the Securities and Exchange Commission on August 26, 2013 under Rule 497(e) (SEC Accession No. 0001193125-13-346400), to the Prospectus for TimesSquare Small Cap Growth Fund dated April 29, 2013.

The purpose of this filing is to submit an XBRL interactive data file in the manner provided by Rule 405 of Regulation S-T, General Instruction C.3.(g) of Form N-1A, and Rule 497(e).

If you have any questions concerning this filing, please call me at (202) 508-4671.

Sincerely,

/s/ Rajib Chanda

Rajib Chanda